LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Opening Balance	$ 7,648,183
Increase (decrease) for changes in accounting policies		$ (72,252)
Changes
Additions	1,322,718	972,149
Acquisitions through business combinations		158,552
Withdrawals	6,905	50,341
Depreciation	(441,766)	(442,225)
Increase (decrease) through net exchange differences	(115,306)	(11,418)
Increase (decrease) through transfers from construction in progress	0	0
Reclassification from lease to Property, plant and equipment	2,786	1,643
Total changes	677,121	545,742
Closing balance	8,325,304	7,648,183
Land [Member]
Statement [Line Items]
Opening Balance	971,061
Increase (decrease) for changes in accounting policies		0
Changes
Additions	3,449	6,722
Acquisitions through business combinations		3,915
Withdrawals	782	3,442
Depreciation	0	0
Increase (decrease) through net exchange differences	(28,405)	(7,530)
Increase (decrease) through transfers from construction in progress	6	1,494
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(40,689)	(1,082)
Closing balance	930,372	971,061
Buildings [member]
Statement [Line Items]
Opening Balance	2,247,996
Increase (decrease) for changes in accounting policies		0
Changes
Additions	5,149	13,561
Acquisitions through business combinations		24,118
Withdrawals	1,540	3,435
Depreciation	(139,971)	(130,454)
Increase (decrease) through net exchange differences	(21,954)	(479)
Increase (decrease) through transfers from construction in progress	181,825	299,363
Reclassification from lease to Property, plant and equipment	0	0
Total changes	788	185,109
Closing balance	2,248,784	2,247,996
Plant and equipment [member]
Statement [Line Items]
Opening Balance	3,139,761
Increase (decrease) for changes in accounting policies		(55,015)
Changes
Additions	38,618	44,800
Acquisitions through business combinations		110,701
Withdrawals	3,986	23,231
Depreciation	(286,740)	(297,332)
Increase (decrease) through net exchange differences	(55,349)	(1,347)
Increase (decrease) through transfers from construction in progress	235,776	500,140
Reclassification from lease to Property, plant and equipment	2,411	1,633
Total changes	(113,625)	273,314
Closing balance	3,026,136	3,139,761
IT Equipment [member]
Statement [Line Items]
Opening Balance	20,906
Increase (decrease) for changes in accounting policies		0
Changes
Additions	906	1,637
Acquisitions through business combinations		238
Withdrawals	97	2
Depreciation	(6,572)	(6,426)
Increase (decrease) through net exchange differences	(288)	(74)
Increase (decrease) through transfers from construction in progress	11,796	2,672
Reclassification from lease to Property, plant and equipment	0	0
Total changes	5,260	(2,386)
Closing balance	26,166	20,906
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	13,421
Increase (decrease) for changes in accounting policies		0
Changes
Additions	1,602	960
Acquisitions through business combinations		156
Withdrawals	30	1
Depreciation	(3,009)	(2,722)
Increase (decrease) through net exchange differences	(190)	27
Increase (decrease) through transfers from construction in progress	4,834	(890)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	3,206	(2,485)
Closing balance	16,627	13,421
Motor vehicles [member]
Statement [Line Items]
Opening Balance	14,922
Increase (decrease) for changes in accounting policies		0
Changes
Additions	1,553	3,808
Acquisitions through business combinations		313
Withdrawals	6	36
Depreciation	(4,325)	(4,111)
Increase (decrease) through net exchange differences	(309)	(31)
Increase (decrease) through transfers from construction in progress	3,149	340
Reclassification from lease to Property, plant and equipment	375	10
Total changes	133	6
Closing balance	15,055	14,922
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	111,685
Increase (decrease) for changes in accounting policies		(17,237)
Changes
Additions	12,839	10,779
Acquisitions through business combinations		6,272
Withdrawals	46	13,202
Depreciation	(1,149)	(1,180)
Increase (decrease) through net exchange differences	(4,709)	(918)
Increase (decrease) through transfers from construction in progress	549	(6,157)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	5,901	(4,435)
Closing balance	117,586	111,685
Right-of-use assets [member]
Statement [Line Items]
Opening Balance	284,379
Increase (decrease) for changes in accounting policies		324,337
Changes
Additions	16,660	52,385
Acquisitions through business combinations		5,582
Withdrawals	(6,891)	(13,750)
Depreciation	(73,149)	(82,058)
Increase (decrease) through net exchange differences	(4,559)	254
Increase (decrease) through transfers from construction in progress	5,480	(728)
Reclassification from lease to Property, plant and equipment	(2,786)	(1,643)
Total changes	(65,245)	(39,958)
Closing balance	219,134	284,379
Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance	67,804
Increase (decrease) for changes in accounting policies		65,363
Changes
Additions	5,443	8,668
Acquisitions through business combinations		906
Withdrawals	(474)	0
Depreciation	(7,032)	(7,599)
Increase (decrease) through net exchange differences	(4,980)	466
Increase (decrease) through transfers from construction in progress	0	0
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(7,043)	2,441
Closing balance	60,761	67,804
Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance	25,940
Increase (decrease) for changes in accounting policies		20,865
Changes
Additions	1,601	10,580
Acquisitions through business combinations		1,129
Withdrawals	(33)	0
Depreciation	(6,224)	(6,326)
Increase (decrease) through net exchange differences	200	(216)
Increase (decrease) through transfers from construction in progress	(1,530)	(92)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(5,986)	5,075
Closing balance	19,954	25,940
Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance	44,753
Increase (decrease) for changes in accounting policies		76,258
Changes
Additions	0	5,817
Acquisitions through business combinations		3,257
Withdrawals	(5,087)	(13,750)
Depreciation	(17,455)	(26,641)
Increase (decrease) through net exchange differences	540	137
Increase (decrease) through transfers from construction in progress	1,284	(325)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(20,718)	(31,505)
Closing balance	24,035	44,753
Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance	574
Increase (decrease) for changes in accounting policies		310
Changes
Additions	203	449
Acquisitions through business combinations		0
Withdrawals	0	0
Depreciation	(270)	(183)
Increase (decrease) through net exchange differences	(63)	(2)
Increase (decrease) through transfers from construction in progress	(64)	0
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(194)	264
Closing balance	380	574
Right-of-use assets [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	1,138
Increase (decrease) for changes in accounting policies		0
Changes
Additions	0	1,595
Acquisitions through business combinations		0
Withdrawals	0	0
Depreciation	(481)	(457)
Increase (decrease) through net exchange differences	41	0
Increase (decrease) through transfers from construction in progress	0	0
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(440)	1,138
Closing balance	698	1,138
Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance	126,587
Increase (decrease) for changes in accounting policies		144,304
Changes
Additions	5,663	20,531
Acquisitions through business combinations		290
Withdrawals	(862)	0
Depreciation	(38,885)	(38,096)
Increase (decrease) through net exchange differences	(297)	(131)
Increase (decrease) through transfers from construction in progress	745	(311)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(33,636)	(17,717)
Closing balance	92,951	126,587
Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	17,583
Increase (decrease) for changes in accounting policies		17,237
Changes
Additions	3,750	4,745
Acquisitions through business combinations		0
Withdrawals	(435)	0
Depreciation	(2,802)	(2,756)
Increase (decrease) through net exchange differences	0	0
Increase (decrease) through transfers from construction in progress	5,045	0
Reclassification from lease to Property, plant and equipment	(2,786)	(1,643)
Total changes	2,772	346
Closing balance	$ 20,355	17,583
Previously stated [member]
Statement [Line Items]
Opening Balance		7,174,693
Previously stated [member] | Land [Member]
Statement [Line Items]
Opening Balance		972,143
Previously stated [member] | Buildings [member]
Statement [Line Items]
Opening Balance		2,062,887
Previously stated [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance		2,921,462
Previously stated [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance		23,292
Previously stated [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance		15,906
Previously stated [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance		14,916
Previously stated [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		133,357
Previously stated [member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance		0
Previously stated [member] | Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance		0
Previously stated [member] | Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance		0
Previously stated [member] | Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance		0
Previously stated [member] | Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance		0
Previously stated [member] | Right-of-use assets [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance		0
Previously stated [member] | Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance		0
Previously stated [member] | Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		0
Restated Balance [Member] | Right-of-use assets [member]
Statement [Line Items]
Opening Balance		324,337
Restated Balance [Member] | Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance		65,363
Restated Balance [Member] | Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance		20,865
Restated Balance [Member] | Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance		76,258
Restated Balance [Member] | Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance		310
Restated Balance [Member] | Right-of-use assets [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance		0
Restated Balance [Member] | Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance		144,304
Restated Balance [Member] | Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		$ 17,237